Divestitures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
Summary of net assets disposed
The consideration received and the net assets disposed in the transaction were as follows:

Year ended December 31,

2023
Consideration received - cash and cash equivalents	418
Trade and other receivables	(51)
Prepaid expenses and other current assets	(13)
Computer software	(36)
Goodwill	(104)
Other non-current assets	(2)
Total assets	(206)
Payables, accruals and provisions	11
Deferred revenue	49
Total liabilities	60
Net assets disposed	(146)
Opening balance 19.9% equity investment in Elite	87
Other	(17)
Gain on sale before income tax	342